Inventories	12 Months Ended
Mar. 31, 2021
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Inventories
(9) Inventories
Inventories as of March 31, 2020 and 2021 consist of the following:

	Yen (millions)
	2020	2021
Finished goods	¥909,076	¥784,544
Work in process	76,264	71,853
Raw materials	575,228	689,203

Total	¥1,560,568	¥1,545,600

The amounts of write-down of inventories recognized as an expense for the years ended March 31, 2019, 2020 and 2021 are ¥32,565 million, ¥37,752 million and ¥28,420 million, respectively.